Shareholders' Equity - Schedule of Fair Value of Warrant Black-Scholes Option Pricing Model (Details)	Mar. 31, 2025
Expected term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	5
Expected average volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	121.1
Expected dividend yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	0
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of warrants	3.89